Summary of Significant Accounting Policies (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
[custom:RevenueRelatedToSubscription]	€ 35,000	€ 8,000
[custom:RevenueRelatedToLease]	€ 27,000	€ 0
Number of shares outstanding	6,552,558	6,552,558
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Useful lives of intangible assets	5 years
Concessions intellectual property rights [member]
IfrsStatementLineItems [Line Items]
Description of useful life, intangible assets	infinitive live
Plant and machinery [member]
IfrsStatementLineItems [Line Items]
Useful lives of property, plant, and equipment	5 years
Equipments [member]
IfrsStatementLineItems [Line Items]
Useful lives of property, plant, and equipment	5 years
Autonomous special vehicles [member]
IfrsStatementLineItems [Line Items]
Useful lives of property, plant, and equipment	5 years
RanMarine B.V. [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership	100.00%
RanMarine USA LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership	100.00%